Acquisitions and divestitures (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions And Divestitures
Schedule of effects on the balance sheet

	December 31, 2022	December 31, 2021
	Total	Coal (Discontinued operation)	Manganese assets	CSI	Other	Total
Assets
Accounts receivable	-	-	11	-	-	11
Inventories	-	167	12	-	-	179
Taxes	-	364	17	-	-	381
Investments	-	-	-	377	-	377
Property, plant and equipment	-	-	-	-	6	6
Other assets	-	21	1	-	-	22
Total Assets	-	552	41	377	6	976
Liabilities
Suppliers and contractors	-	110	10	-	-	120
Other liabilities	-	232	3	-	-	235
Total liabilities	-	342	13	-	-	355

Schedule of acquisitions and divestitures

		Year ended December 31, 2022
	Cumulative translation adjustments				Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Midwestern System	16(b)	37	-	37	1,121	-
California Steel Industries	16(c)	-	150	150	-	142
Companhia Siderúrgica do Pecém (i)	16(d)	-	-	-	-	(135)
Manganese	16(e)	-	-	-	(10)	-
Other		28	-	28	-	(9)
		65	150	215	1,111	(2)
Discontinued operations (Coal)	16(a)	3,072	-	3,072	(589)	-
		3,137	150	3,287	522	(2)

(i)	Includes impairment of the investment in the amount of US$111 and a provision for accounts receivable with CSP in the amount of US$24.

	Year ended December 31, 2021
	Cumulative translation adjustments				Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment of non-current assets	Equity results and other results in associates and joint ventures
Midwestern System	16(b)	-	-	-	(78)	-
Vale Nouvelle-Calédonie S.A.S.	16(f)	1,132	-	1,132	(98)	-
Vale Shipping	16(g)	771	-	771	-	-
Manganese	16(e)	-	-	-	(35)	-
Other		9	-	9	-	(75)
		1,912	-	1,912	(211)	(75)
Discontinued operations (Coal)	16(a)	424	-	424	(3,282)	-
		2,336	-	2,336	(3,493)	(75)

		Year ended December 31, 2020
		Cumulative translation adjustments			Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment of non-current assets	Equity results and other results in associates and joint ventures
Vale Nouvelle-Calédonie S.A.S.	16(f)	-	-	-	(882)	-
VLI	16(h)	-	-	-	-	172
Biopalma	16(i)	-	-	-	(125)	-
Longyu	16(j)	-	116	116	-	-

Manganese	16(e)	-	-	-	(76)	-
Other		-	19	19	-	(11)
		-	135	135	(1,083)	161
Discontinued operations (Coal)	16(a)			-	(935)
		-	135	135	(2,018)	161

Fair value of assets and liabilities assumed

June 22, 2021
Acquired assets
Cash and cash equivalents	172
Inventory, recoverable tax, and other assets	423
Intangible	2,219
Property, plant, and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value	2,429

Pre-existing relation (Loans receivable from NLC)	859
Loss on pre-existing relation	(771)
Total identifiable net assets at fair value	2,517

Cash consideration	2,517
(-) Balances acquired
Cash and cash equivalents	172
Net cash outflow	2,345

(i)	Of this amount, US$441 was allocated to property, plant, and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.

Schedule of net income and cash flows from discontinued operations

	2022	2021	2020
Net income from discontinued operations
Net operating revenue	448	1,083	473
Cost of goods sold and services rendered	(264)	(1,386)	(1,475)
Operating expenses	(13)	(33)	(43)
Impairment and disposals of non-current assets, net	(589)	(3,282)	(935)
Operating loss	(418)	(3,618)	(1,980)
Cumulative translation adjustments (i)	3,072
Other financial results, net	(7)	447	2
Derecognition of noncontrolling interest	(585)
Equity results in associates and joint ventures		(26)	(43)
Net income (loss) before income taxes	2,062	(3,197)	(2,021)
Income taxes	(2)	821	297
Net income (loss) from discontinued operations	2,060	(2,376)	(1,724)
Loss attributable to noncontrolling interests	-	(85)	(347)
Net income (loss) attributable to Vale's shareholders	2,060	(2,291)	(1,377)

(i)	In 2021, the Company assessed that its Australian subsidiaries (part of the coal business), which were no longer operational, were considered "abandoned" under IAS 21 and, therefore, the Company recognized a gain related to the cumulative translation adjustments in the amount of US$424, which was reclassified to the net income as “Other financial items, net”.

	2022	2021	2020
Cash flow from discontinued operations
Operating activities
Net income (loss) before income taxes	2,062	(3,197)	(2,021)
Adjustments:
Equity results in associates and joint ventures	-	26	43
Depreciation, amortization and depletion	-	69	19
Impairment and disposals of non-current assets, net	589	3,282	935
Derecognition of noncontrolling interest	585	-	-
Financial results, net	(3,065)	(447)	(2)
Decrease in assets and liabilities	(130)	(49)	(29)
Net cash generated (used) by operating activities	41	(316)	(1,055)

Investing activities
Additions to property, plant and equipment	(38)	(194)	(203)
Acquisition of NLC, net of cash	-	(2,345)	-
Disposal of coal, net of cash	(65)	-	-
Other	-	70	74
Net cash used in investing activities	(103)	(2,469)	(129)

Financing activities
Payments	(11)	(13)	(15)
Net cash used in financing activities	(11)	(13)	(15)
Net cash used by discontinued operations	(73)	(2,798)	(1,199)